Income Taxes (Current and Deferred) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal									$ (31.9)	$ (66.5)	$ 20.0
Foreign									106.8	47.5	397.0
State									4.7	(5.4)	(134.4)
Tax Cuts and Jobs Act, Measurement Period Adjustment, Income Tax Expense (Benefit)									201.5
2017 Tax Act										3,247.5	0.0
Total current tax expense									281.1	3,223.1	282.6
Deferred:
Federal									22.5	732.3	410.0
Foreign									248.7	(230.9)	(136.3)
State									3.4	0.2	(4.9)
Tax Cuts and Jobs Act, Change in Tax Rate, Income Tax Expense (Benefit), Total									(26.2)
2017 Tax Act										(1,333.5)	0.0
Total deferred tax (benefit) expense									248.4	(831.9)	268.8
Income taxes	$ (189.8)	$ 247.5	$ 273.3	$ 198.5	$ 1,947.5	$ 29.0	$ 244.3	$ 170.3	$ 529.5	$ 2,391.2	$ 551.4